United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings

of Registered Management Investment Companies

811-02993

(Investment Company Act File Number)

Edward Jones Money Market Fund

(Exact Name of Registrant as Specified in Charter)

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Address of Principal Executive Offices)

(314) 515-5242

(Registrant’s Telephone Number)

Helge K. Lee

Edward Jones Money Market Fund

12555 Manchester Road

St. Louis, Missouri 63131

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/17

Date of Reporting Period: Quarter end 5/31/17

Item 1. Schedule of Investments.

Edward Jones Money Market Fund

Portfolio of Investments

May 31, 2017 (Unaudited)

	Principal Amount	Value
GOVERNMENT AGENCIES - 46.1%
[1]Federal Farm Credit System Discount Notes, 0.610% - 1.220%, 6/20/2017 - 5/29/2018	$551,250,000	$548,657,127
[2]Federal Farm Credit System Floating Rate Notes, 0.879% - 1.204%, 6/1/2017 - 6/30/2017	1,259,750,000	1,259,776,242
Federal Farm Credit System Notes, 0.650% - 0.800%, 6/5/2017 - 9/8/2017	53,900,000	53,889,264
[1]Federal Home Loan Bank System Discount Notes, 0.590% - 1.145%, 6/2/2017 - 3/14/2018	1,838,250,000	1,835,434,703
[2]Federal Home Loan Bank System Floating Rate Notes, 0.745% - 1.142%, 6/1/2017 - 8/28/2017	4,222,100,000	4,222,130,267
Federal Home Loan Bank System Notes, 0.875% - 2.250%, 7/3/2017 - 12/29/2017	140,700,000	140,875,812
[1]Federal Home Loan Mortgage Corp. Discount Notes, 0.770% - 1.000%, 6/21/2017 - 10/24/2017	48,000,000	47,853,467
[2]Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.773% - 1.126%, 6/8/2017 - 7/25/2017	411,000,000	410,998,191
Federal Home Loan Mortgage Corp. Notes, 0.750% - 1.060%, 6/29/2017 - 6/22/2018	325,577,000	325,278,288
[1]Federal National Mortgage Association Discount Notes, 0.598%, 6/1/2017	17,200,000	17,200,000
[2]Federal National Mortgage Association Floating Rate Notes, 1.002% - 1.128%, 6/8/2017 - 7/11/2017	431,300,000	431,319,743
Federal National Mortgage Association Notes, 0.875%, 10/26/2017 - 2/8/2018	342,825,000	342,739,483
Tennessee Valley Authority Notes, 5.500%, 7/18/2017	6,925,000	6,968,612

TOTAL GOVERNMENT AGENCIES		9,643,121,199

UNITED STATES TREASURY - 6.4%
[1]United States Treasury Bills, 0.675%, 7/20/2017	20,000,000	19,981,625
United States Treasury Notes, 0.625% - 1.875%, 8/31/2017	185,000,000	185,123,024
United States Treasury Notes, 0.625% - 2.375%, 7/31/2017	140,000,000	140,247,568
United States Treasury Notes, 0.875% - 2.625%, 1/31/2018	119,000,000	119,542,212
United States Treasury Notes, 0.875%, 7/15/2017	82,000,000	82,016,764
United States Treasury Notes, 1.000% - 2.750%, 12/31/2017	241,250,000	242,340,713
United States Treasury Notes, 2.250%, 11/30/2017	381,000,000	383,598,944
United States Treasury Notes, 4.250%, 11/15/2017	62,000,000	62,960,996
United States Treasury Notes, 4.750%, 8/15/2017	96,000,000	96,808,119

TOTAL UNITED STATES TREASURY		1,332,619,965

REPURCHASE AGREEMENTS - 45.1%

Interest in $850,000,000 joint repurchase agreement 0.82%, dated 5/31/2017 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $850,019,361 on 6/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 6/20/2066 and the market value of those underlying securities was $872,686,702.	150,000,000	150,000,000

Interest in $250,000,000 joint repurchase agreement 0.83%, dated 5/31/2017 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,005,764 on 6/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2047 and the market value of those underlying securities was $255,647,667.	150,000,000	150,000,000

[3]Interest in $500,000,000 joint repurchase agreement 0.91%, dated 3/15/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $502,047,500 on 8/25/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2047 and the market value of those underlying securities was $511,369,163.	125,000,000	125,000,000

	Principal Amount	Value
REPURCHASE AGREEMENTS - continued
[3]Interest in $950,000,000 joint repurchase agreement 0.80%, dated 5/4/2017 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $950,886,667 on 6/15/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $969,602,940.	$200,000,000	$200,000,000

Interest in $1,800,000,000 joint repurchase agreement 0.82%, dated 5/31/2017 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,800,041,000 on 6/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 4/20/2067 and the market value of those underlying securities was $1,838,696,265.	800,000,000	800,000,000

Interest in $1,000,000,000 joint repurchase agreement 0.80%, dated 5/25/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,155,556 on 6/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2054 and the market value of those underlying securities was $1,025,175,636.	250,000,000	250,000,000

Repurchase agreement 0.81%, dated 5/31/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $750,016,875 on 6/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/25/2049 and the market value of those underlying securities was $765,019,744.	750,000,000	750,000,000

[3]Interest in $500,000,000 joint repurchase agreement 0.77%, dated 5/24/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,074,861 on 6/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2023 and the market value of those underlying securities was $510,076,369.	100,000,000	100,000,000

Interest in $1,000,000,000 joint repurchase agreement 0.79%, dated 5/31/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,000,021,944 on 6/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $1,020,022,464.	141,000,000	141,000,000

Interest in $500,000,000 joint repurchase agreement 0.79%, dated 5/31/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,076,806 on 6/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2021 and the market value of those underlying securities was $510,011,228.	150,000,000	150,000,000

Interest in $3,970,000,000 joint repurchase agreement 0.80%, dated 5/31/2017 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $3,970,088,222 on 6/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2026 and the market value of those underlying securities was $4,049,896,916.	500,000,000	500,000,000

Repurchase agreement 0.75%, dated 5/31/2017 under which Federal Reserve Bank of New York will repurchase a security provided as collateral for $1,000,020,833 on 6/1/2017. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S. Treasury security maturing on 2/15/2020 and the market value of that underlying security was $1,000,020,856.	1,000,000,000	1,000,000,000

[3]Interest in $800,000,000 joint repurchase agreement 0.80%, dated 4/28/2017 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $800,622,222 on 6/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2039 and the market value of those underlying securities was $816,616,541.	300,000,000	300,000,000

	Principal Amount	Value
REPURCHASE AGREEMENTS - continued
Interest in $500,000,000 joint repurchase agreement 0.80%, dated 5/31/2017 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $500,011,111 on 6/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2047 and the market value of those underlying securities was $512,446,157.	$250,000,000	$250,000,000

Interest in $1,000,000,000 joint repurchase agreement 0.78%, dated 5/30/2017 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,151,667 on 6/6/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2047 and the market value of those underlying securities was $1,030,022,708.	500,000,000	500,000,000

Interest in $1,000,000,000 joint repurchase agreement 0.80%, dated 5/31/2017 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,155,556 on 6/7/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2047 and the market value of those underlying securities was $1,027,170,902.	250,000,000	250,000,000

Interest in $550,000,000 joint repurchase agreement 0.82%, dated 5/31/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,012,528 on 6/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2047 and the market value of those underlying securities was $561,677,837.	150,000,000	150,000,000

Interest in $1,500,000,000 joint repurchase agreement 0.80%, dated 5/31/2017 under which MUFG Securities Americas Inc. will repurchase securities provided as collateral for $1,500,033,333 on 6/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2067 and the market value of those underlying securities was $1,541,589,995.	750,000,000	750,000,000

Interest in $850,000,000 joint repurchase agreement 0.78%, dated 5/25/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $850,128,917 on 6/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $867,131,558.	350,000,000	350,000,000

Interest in $500,000,000 joint repurchase agreement 0.77%, dated 5/30/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,074,861 on 6/6/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $510,021,898.	200,000,000	200,000,000

[3]Interest in $500,000,000 joint repurchase agreement 0.79%, dated 5/15/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,340,139 on 6/15/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2047 and the market value of those underlying securities was $512,427,229.	150,000,000	150,000,000

Interest in $1,300,000,000 joint repurchase agreement 0.79%, dated 5/31/2017 under which Royal Bank of Scotland will repurchase securities provided as collateral for $1,300,028,528 on 6/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $1,326,000,979.	400,000,000	400,000,000

[3]Interest in $800,000,000 joint repurchase agreement 0.78%, dated 5/10/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $800,624,000 on 6/15/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $816,389,003.	200,000,000	200,000,000

	Principal Amount	Value
REPURCHASE AGREEMENTS - continued
Interest in $400,000,000 joint repurchase agreement 0.79%, dated 5/30/2017 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,061,444 on 6/6/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2047 and the market value of those underlying securities was $408,017,995.	$150,000,000	$150,000,000

Interest in $550,000,000 joint repurchase agreement 0.80%, dated 5/25/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $550,085,556 on 6/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2047 and the market value of those underlying securities was $561,087,268.	150,000,000	150,000,000

[3]Interest in $375,000,000 joint repurchase agreement 0.81%, dated 3/16/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $375,767,813 on 6/15/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/15/2044 and the market value of those underlying securities was $386,919,178.	100,000,000	100,000,000

Interest in $2,080,000,000 joint repurchase agreement 0.82%, dated 5/31/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,080,047,378 on 6/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/16/2052 and the market value of those underlying securities was $2,122,334,497.	1,000,000,000	1,000,000,000

[3]Interest in $800,000,000 joint repurchase agreement 0.85%, dated 5/16/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $800,566,667 on 6/15/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2047 and the market value of those underlying securities was $817,067,996.	200,000,000	200,000,000

TOTAL REPURCHASE AGREEMENTS		9,416,000,000

TOTAL INVESTMENTS-97.6% (AT AMORTIZED COST)[4]		20,391,741,164

OTHER ASSETS IN EXCESS OF LIABILITIES - NET-2.4%		512,056,271

TOTAL NET ASSETS-100%		$20,903,797,435

1	Discount yield(s) at time of purchase.
2	Floating rate notes with current rate(s) and next reset date(s) shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.
4	Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2017.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of May 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund’s assets.

Notes to Portfolio of Investments

May 31, 2017 (Unaudited)

1.	ORGANIZATION

The Edward Jones Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is stability of principal and current income consistent with stability of principal. The Fund operates as a “government money market fund” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act. A “government money market fund” is required to invest at least 99.5% of its total assets in cash, U.S. government securities, repurchase agreements that are collateralized by cash or U.S. government securities and/or shares of other “government money market funds.”

The Fund offers two classes of shares: Investment Shares and Retirement Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters.

2.	INVESTMENT VALUATION

Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the 1940 Act. The amortized cost of an investment is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.

The Board of Trustees (“Trustees”) has ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers and representatives of the Fund and Passport Research, Ltd. (the “Adviser” or “Passport”) to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity.

In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

3.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements

In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. The minimum amount of collateral held by the Fund is equal to the value of the repurchase price plus accrued interest. All collateral is held by the Fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Sub-adviser (as defined below) and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Netting Agreements, which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are gross settlement amounts. As indicated above, the cash or value of securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement, reducing the net settlement amount to zero.

4.	RISKS

Investment Risk

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Government Securities Risk

Although government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Repurchase Agreements Risk

When the Fund enters into a repurchase agreement, the Fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the Fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principa Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this reporton Form N-Q.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Edward Jones Money Market Fund

By (Signature and Title)	/s/ Ryan Robson
Ryan Robson, Principal Executive Officer

Date	7/17/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ryan Robson
Ryan Robson, Principal Executive Officer

Date	7/17/17

By (Signature and Title)*	/s/ Aaron Masek
Aaron Masek, Principal Financial Officer

Date	7/17/17